Real Estate Percentage of Annualized Net Rent, By Industry (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014 lessee
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent (unaudited)	$ 144,727
Number of Lessees	74
Percentage of Annualized Net Rent	100.00%
Manufacturing
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent (unaudited)	38,887
Number of Lessees	17
Percentage of Annualized Net Rent	26.90%
Finance and Insurance
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent (unaudited)	36,228
Number of Lessees	25
Percentage of Annualized Net Rent	25.00%
Information
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent (unaudited)	19,709
Number of Lessees	6
Percentage of Annualized Net Rent	13.60%
Professional, Scientific, and Technical Services
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent (unaudited)	11,874
Number of Lessees	5
Percentage of Annualized Net Rent	8.20%
Wholesale Trade
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent (unaudited)	9,548
Number of Lessees	4
Percentage of Annualized Net Rent	6.60%
All Others
Real Estate Properties [Line Items]
Percentage of Annualized Rent On Individual Basis	5.00%
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent (unaudited)	$ 28,481
Number of Lessees	17
Percentage of Annualized Net Rent	19.70%